Convertible Note - Schedule of Fair Value Measurements Inputs (Details)	Dec. 31, 2024	Dec. 23, 2024	Dec. 12, 2024	Dec. 06, 2024	Nov. 22, 2024	Oct. 07, 2024	Sep. 24, 2024
Risk-free rate [Member] | First Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement					4.53
Risk-free rate [Member] | Second Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement				4.41
Risk-free rate [Member] | Minimum [Member] | First Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement				4.32			3.86
Risk-free rate [Member] | Minimum [Member] | Second Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	4.33	4.39				4.28
Risk-free rate [Member] | Minimum [Member] | Third Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	4.3		4.34
Risk-free rate [Member] | Maximum [Member] | First Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement				4.42			4.02
Risk-free rate [Member] | Maximum [Member] | Second Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	4.41	4.41				4.41
Risk-free rate [Member] | Maximum [Member] | Third Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	4.32		4.35
Estimated volatility rate [Member] | First Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement					37.6
Estimated volatility rate [Member] | Minimum [Member] | First Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement				38.04			37.57
Estimated volatility rate [Member] | Minimum [Member] | Second Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	42.25	44.96		39.17		38.86
Estimated volatility rate [Member] | Minimum [Member] | Third Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	41.23		38.52
Estimated volatility rate [Member] | Maximum [Member] | First Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement				43.99			42.09
Estimated volatility rate [Member] | Maximum [Member] | Second Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	45.65	49.86		48.45		45.27
Estimated volatility rate [Member] | Maximum [Member] | Third Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	49.31		43
Dividend yield [Member] | First Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement				0	0		0
Dividend yield [Member] | Second Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	0	0		0		0
Dividend yield [Member] | Third Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	0		0
Bond yield [Member] | First Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement				8.64	8.32		8.32
Bond yield [Member] | Second Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	8.75	8.81		8.64		8.62
Bond yield [Member] | Third Closing [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	8.75		8.66